Capital Stock (Details 1)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Options
Balance | shares	1,326,958	1,428,408	1,394,642
Granted | shares	90,000	0	262,000
Exercised | shares		0	(8,001)
Forfeited, cancelled or expired | shares	(609,808)	(101,450)	(220,233)
Balance | shares	807,150	1,326,958	1,428,408
Options exercisable, end of period | shares	706,750	1,110,958	1,059,308
Weighted average exercise price
Balance | $ / shares	$ 3.67	$ 3.67	$ 3.91
Granted | $ / shares	1.10	0	4.95
Exercised | $ / shares		0	(2.45)
Forfeited, cancelled or expired | $ / shares	(2.99)	(5.06)	(6.75)
Balance | $ / shares	3.73	3.67	3.67
Options exercisable, end of period | $ / shares	$ 3.49	$ 3.12	$ 2.88